Subsequent Events	12 Months Ended
Sep. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 – SUBSEQUENT EVENTS

Short-term Bank Loans

The Company refinanced its loans with its banks subsequent to the expiration of the loans disclosed in Note 10 – Short-term Borrowings by repaying bank loans of $ $16,975,043 and borrowing a total of $ $15,358,372 and for the period from October 1, 2021 to January 31, 2022. Those loans have interest rate ranges from 4% to 5% and are maturing within one year. The Company had no default of payment during the subsequent period.

Stock Issuances

On November 2, 2021, Craft Capital Limited and R.F. Lafferty Co Inc, both the underwriters of the Company’s IPO, noticed the Company to exercise their warrants on cashless exercise procedure and the Company issued a total of 65,232 shares.